Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
June 30, 2024
EMQ-NPRT3-0824
1.876939.115
Common Stocks - 97.3%
	Shares	Value ($)
Australia - 0.0%
Paladin Energy Ltd. (Australia) (a)	101,305	843,405
Brazil - 5.4%
Cury Construtora e Incorporado SA	278,700	1,027,034
Cyrela Brazil Realty SA	185,800	626,524
Dexco SA	2,623,228	3,078,366
ENGIE Brasil Energia SA	512,500	4,060,504
Equatorial Energia SA	15,811	87,935
Equatorial Energia SA	1,118,028	6,138,044
Hapvida Participacoes e Investimentos SA (a)(b)	3,934,314	2,695,555
Hypera SA (a)	243,988	1,252,653
Localiza Rent a Car SA	1,328,067	9,978,142
Localiza Rent a Car SA rights 8/1/24 (a)	11,508	18,528
LOG Commercial Properties e Participacoes SA	145,800	609,011
MercadoLibre, Inc. (a)	3,119	5,125,765
PagSeguro Digital Ltd. (a)	1,166,227	13,633,194
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR ADR (non-vtg.)	648,000	8,838,720
sponsored ADR	540,900	7,837,641
PRIO SA	744,800	5,830,387
Raia Drogasil SA	2,613,800	12,007,367
Rede D'Oregon Sao Luiz SA (b)	79,800	388,286
Rumo SA	2,261,200	8,381,257
Suzano SA	166,100	1,693,952
Transmissora Alianca de Energia Eletrica SA	502,900	3,079,420
Vale SA sponsored ADR	1,607,115	17,951,475
XP, Inc. Class A	921,283	16,205,368
TOTAL BRAZIL		130,545,128
Canada - 0.7%
Barrick Gold Corp.	1,002,800	16,726,704
Chile - 1.2%
Antofagasta PLC	582,250	15,530,069
Banco de Chile	113,393,500	12,653,367
TOTAL CHILE		28,183,436
China - 24.6%
Airtac International Group	226,000	6,868,498
Akeso, Inc. (a)(b)(c)	200,900	971,178
Alibaba Group Holding Ltd.	5,142,568	46,349,141
Angelalign Technology, Inc. (b)	74,200	539,227
Anta Sports Products Ltd.	735,238	7,061,403
Baidu, Inc. Class A (a)	169,136	1,831,075
BeiGene Ltd. ADR (a)	16,405	2,340,501
Beijing Enlight Media Co. Ltd. (A Shares)	1,260,899	1,459,171
Bilibili, Inc. ADR (a)	210,553	3,250,938
BYD Co. Ltd. (H Shares)	404,888	12,024,705
C&S Paper Co. Ltd. (A Shares)	2,189,300	2,084,689
China Communications Services Corp. Ltd. (H Shares)	7,754,000	4,180,322
China Construction Bank Corp. (H Shares)	51,789,000	38,283,570
China Gas Holdings Ltd.	3,815,600	3,420,288
China Jushi Co. Ltd. (A Shares)	6,013,204	9,143,198
China Life Insurance Co. Ltd. (H Shares)	9,809,000	13,867,418
China Overseas Land and Investment Ltd.	915,960	1,588,170
China Petroleum & Chemical Corp. (H Shares)	18,812,000	12,189,539
China Resources Beer Holdings Co. Ltd.	1,466,166	4,932,076
China Resources Land Ltd.	1,408,500	4,788,761
China Tower Corp. Ltd. (H Shares) (b)	10,071,427	1,302,609
ENN Energy Holdings Ltd.	797,500	6,571,750
ESR Group Ltd. (b)	727,400	955,702
Foxconn Industrial Internet Co. Ltd. (A Shares)	2,246,135	8,468,692
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,021,100	6,730,289
Glodon Co. Ltd. (A Shares)	381,900	503,437
Guangdong Investment Ltd.	4,876,000	2,853,525
Haier Smart Home Co. Ltd.	3,634,200	12,112,229
Haier Smart Home Co. Ltd. (A Shares)	1,693,700	6,614,222
Haitian International Holdings Ltd.	1,759,000	5,000,583
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,480,770	3,094,636
Innovent Biologics, Inc. (a)(b)	753,793	3,552,235
JD.com, Inc.:
Class A	647,148	8,404,685
sponsored ADR	145,307	3,754,733
Kanzhun Ltd. ADR	101,385	1,907,052
KE Holdings, Inc. ADR	263,800	3,732,770
Kuaishou Technology Class B (a)(b)	581,641	3,437,388
Kunlun Energy Co. Ltd.	5,950,000	6,171,685
Kweichow Moutai Co. Ltd. (A Shares)	55,500	11,206,460
Lenovo Group Ltd.	5,099,868	7,196,848
Li Ning Co. Ltd.	1,945,303	4,209,939
Medlive Technology Co. Ltd. (b)	1,191,165	1,137,922
Meituan Class B (a)(b)	2,263,105	32,168,430
NetEase, Inc. ADR	60,411	5,774,083
New Oriental Education & Technology Group, Inc. (a)	112,338	863,443
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	108,052	8,398,882
PDD Holdings, Inc. ADR (a)	386,516	51,387,302
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,473,500	24,798,114
Proya Cosmetics Co. Ltd. (A Shares)	583,288	8,908,340
Shangri-La Asia Ltd.	932,000	640,903
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,233,400	8,706,652
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	103,863	4,157,664
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares)	36,190	768,378
Sinopec Engineering Group Co. Ltd. (H Shares)	5,067,500	3,504,203
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,242,944
Sinotruk Hong Kong Ltd.	1,686,000	4,382,838
Tencent Holdings Ltd.	2,358,052	111,866,760
Tongdao Liepin Group (a)	578,701	163,034
TravelSky Technology Ltd. (H Shares)	2,337,000	2,741,296
Trip.com Group Ltd. ADR (a)	273,106	12,835,982
Tsingtao Brewery Co. Ltd. (H Shares)	1,155,800	7,711,204
Uni-President China Holdings Ltd.	3,994,400	3,647,060
Xiaomi Corp. Class B (a)(b)	671,537	1,411,710
Yifeng Pharmacy Chain Co. Ltd.	482,890	1,631,284
Zai Lab Ltd. (a)(c)	782,220	1,332,384
ZTO Express, Inc. sponsored ADR	552,800	11,470,600
TOTAL CHINA		597,606,749
Greece - 0.6%
Alpha Services and Holdings SA (a)	5,704,401	9,307,257
Piraeus Financial Holdings SA (a)	1,643,683	5,981,440
TOTAL GREECE		15,288,697
Hong Kong - 0.9%
ASMPT Ltd.	564,794	7,876,255
Huanxi Media Group Ltd. (a)	9,169,702	669,317
Kerry Properties Ltd.	652,000	1,133,833
Prudential PLC	1,352,748	12,265,392
TOTAL HONG KONG		21,944,797
Hungary - 0.1%
Richter Gedeon PLC	59,678	1,550,170
India - 17.8%
Apollo Hospitals Enterprise Ltd.	48,526	3,600,833
Bajaj Auto Ltd.	58,359	6,651,913
Bajaj Finance Ltd.	243,448	20,780,423
Bharat Electronics Ltd.	4,459,100	16,363,130
Bharti Airtel Ltd.	1,271,396	22,024,333
Coal India Ltd.	2,155,900	12,236,780
Divi's Laboratories Ltd.	71,336	3,933,426
Embassy Office Parks (REIT)	381,252	1,625,068
HDFC Bank Ltd.	2,827,782	57,123,318
HDFC Standard Life Insurance Co. Ltd. (b)	2,091,628	14,930,612
Hero Motocorp Ltd.	142,749	9,554,673
Hindustan Aeronautics Ltd.	281,000	17,745,266
ICICI Bank Ltd.	1,365,600	19,661,996
Indraprastha Gas Ltd.	928,120	5,608,100
ITC Ltd.	2,555,587	13,026,180
JK Cement Ltd.	285,098	15,010,648
Larsen & Toubro Ltd.	409,451	17,429,315
Mahanagar Gas Ltd.	316,001	6,053,491
Mahindra & Mahindra Ltd.	399,161	13,726,584
MakeMyTrip Ltd. (a)	85,296	7,173,394
Mankind Pharma Ltd. (a)	58,352	1,490,431
Max Healthcare Institute Ltd.	64,200	724,441
NTPC Ltd.	2,599,311	11,797,546
Petronet LNG Ltd.	1,035,968	4,104,203
Power Grid Corp. of India Ltd.	3,155,741	12,528,625
Reliance Industries Ltd.	1,277,097	47,964,387
Shree Cement Ltd.	22,127	7,397,848
Sona Blw Precision Forgings Ltd. (b)	478,458	3,679,100
Star Health & Allied Insurance Co. Ltd. (a)	1,333,100	8,933,923
Sun Pharmaceutical Industries Ltd.	381,000	6,951,060
Tata Steel Ltd.	7,320,300	15,280,683
Torrent Pharmaceuticals Ltd.	97,772	3,273,865
Zomato Ltd. (a)	9,557,377	22,994,434
TOTAL INDIA		431,380,029
Indonesia - 2.3%
First Resources Ltd.	5,740,300	5,841,898
PT Bank Central Asia Tbk	36,610,824	22,190,072
PT Bank Rakyat Indonesia (Persero) Tbk	65,486,455	18,362,175
PT Sumber Alfaria Trijaya Tbk	41,042,900	6,892,701
PT Telkom Indonesia Persero Tbk	8,356,300	1,587,589
TOTAL INDONESIA		54,874,435
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	29,600	3,818,696
Korea (South) - 9.6%
AMOREPACIFIC Corp.	114,650	13,898,883
Celltrion, Inc.	37,508	4,737,303
Coway Co. Ltd.	110,070	5,120,518
Delivery Hero AG (a)(b)	59,440	1,410,008
HLB, Inc.	14,660	621,441
Hyundai Motor Co. Ltd.	41,385	8,846,569
Kakao Corp.	97,272	2,865,222
Kakao Pay Corp. (a)	38,610	752,596
Kia Corp.	125,018	11,713,346
LG Corp.	105,552	6,164,692
LS Electric Co. Ltd.	39,300	6,279,297
NAVER Corp.	81,546	9,862,089
Samsung Biologics Co. Ltd. (a)(b)	11,206	5,903,301
Samsung Electronics Co. Ltd.	1,855,933	109,604,857
SK Hynix, Inc.	246,401	42,226,347
Webtoon Entertainment, Inc.	119,400	2,725,902
TOTAL KOREA (SOUTH)		232,732,371
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	161,297	300,012
Jumo World Ltd. (a)(e)	161	0
TOTAL MAURITIUS		300,012
Mexico - 1.8%
CEMEX S.A.B. de CV sponsored ADR	1,014,400	6,482,016
Corporacion Inmobiliaria Vesta S.A.B. de CV	769,600	2,302,280
Fibra Uno Administracion SA de CV	1,305,300	1,603,889
Grupo Financiero Banorte S.A.B. de CV	2,970,532	23,147,256
Wal-Mart de Mexico SA de CV Series V	3,043,900	10,358,744
TOTAL MEXICO		43,894,185
Netherlands - 0.0%
CTP BV (b)	69,585	1,186,391
Panama - 0.3%
Copa Holdings SA Class A	71,970	6,850,105
Peru - 0.5%
Credicorp Ltd. (United States)	76,909	12,407,729
Philippines - 0.3%
Ayala Land, Inc.	6,731,400	3,279,961
SM Investments Corp.	242,000	3,436,160
SM Prime Holdings, Inc.	3,547,200	1,716,289
TOTAL PHILIPPINES		8,432,410
Poland - 0.5%
Allegro.eu SA (a)(b)	517,500	4,846,360
CD Projekt SA (c)	96,308	3,324,183
Dino Polska SA (a)(b)	48,200	4,863,523
TOTAL POLAND		13,034,066
Puerto Rico - 0.1%
Liberty Latin America Ltd. Class C (a)	177,500	1,707,550
Romania - 0.0%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	50,200	1,346,991
Russia - 0.2%
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	782,800	388,269
LSR Group OJSC (a)(e)	6,300	6,877
LUKOIL PJSC sponsored ADR (a)(e)	176,600	2,832,664
Novatek PJSC GDR (Reg. S) (a)(e)	46,200	2,219,448
Sberbank of Russia (a)(e)	794,750	5,302
Sberbank of Russia sponsored ADR (a)(e)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (a)(e)	433,400	10,233
TOTAL RUSSIA		5,488,941
Saudi Arabia - 3.9%
Al Rajhi Bank	914,415	19,864,810
Alinma Bank	1,818,375	15,073,958
Bupa Arabia for Cooperative Insurance Co.	186,450	12,772,590
Dr Sulaiman Al Habib Medical Services Group Co.	33,822	2,601,831
Sabic Agriculture-Nutrients Co.	198,895	5,980,210
Saudi Arabian Oil Co. (b)	1,844,300	13,617,419
The Saudi National Bank	2,515,993	24,612,683
TOTAL SAUDI ARABIA		94,523,501
Singapore - 1.6%
Sea Ltd. ADR Class A (a)	544,625	38,897,118
South Africa - 3.4%
Capitec Bank Holdings Ltd.	181,099	26,168,837
Discovery Ltd.	1,743,300	12,905,810
Impala Platinum Holdings Ltd.	1,869,600	9,285,238
Naspers Ltd. Class N	91,472	17,934,771
Pick 'n Pay Stores Ltd. (c)	2,449,608	3,461,597
Shoprite Holdings Ltd.	822,441	12,839,460
TOTAL SOUTH AFRICA		82,595,713
Taiwan - 19.0%
Alchip Technologies Ltd.	192,898	14,567,184
ASE Technology Holding Co. Ltd.	978,678	5,059,328
Asia Vital Components Co. Ltd.	352,401	8,292,681
AURAS Technology Co. Ltd.	241,000	5,982,559
BizLink Holding, Inc.	505,390	5,814,263
Chailease Holding Co. Ltd.	3,203,658	15,126,934
Chroma ATE, Inc.	178,700	1,748,027
Delta Electronics, Inc.	606,000	7,223,384
eMemory Technology, Inc.	92,241	7,292,115
Formosa Plastics Corp.	2,636,000	4,662,401
Gigabyte Technology Co. Ltd.	478,203	4,493,864
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,074,000	33,401,089
King Yuan Electronics Co. Ltd.	1,612,142	5,901,286
MediaTek, Inc.	275,000	11,842,874
Quanta Computer, Inc.	2,213,000	21,238,918
Taiwan Semiconductor Manufacturing Co. Ltd.	9,408,051	278,159,447
Uni-President Enterprises Corp.	3,921,000	9,805,817
Unimicron Technology Corp.	858,559	4,753,780
Wiwynn Corp.	189,000	15,377,434
TOTAL TAIWAN		460,743,385
Tanzania - 0.0%
Helios Towers PLC (a)	445,700	655,809
Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	7,547,200	6,267,073
Supalai PCL (For. Reg.)	1,758,200	861,628
TOTAL THAILAND		7,128,701
United Arab Emirates - 0.2%
Aldar Properties PJSC	225,181	383,782
Emaar Properties PJSC	2,026,178	4,523,458
TOTAL UNITED ARAB EMIRATES		4,907,240
United Kingdom - 0.3%
AngloGold Ashanti PLC	315,900	7,983,035
United States of America - 1.5%
FirstCash Holdings, Inc.	126,472	13,264,383
Legend Biotech Corp. ADR (a)	102,763	4,551,373
Tenaris SA sponsored ADR	163,700	4,996,124
Titan Cement International Trading SA	425,630	13,264,608
TOTAL UNITED STATES OF AMERICA		36,076,488
TOTAL COMMON STOCKS (Cost $1,886,261,344)		2,363,653,987

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	30,246	7,311,668
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	52,588	247,164
		7,558,832
India - 0.1%
Meesho:
Series E1 (d)(e)	2,520	140,767
Series F (a)(d)(e)	33,863	1,924,434
		2,065,201
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	44,950	365,893
TOTAL CONVERTIBLE PREFERRED STOCKS		9,989,926
Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.5%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	668,800	3,141,748
Metalurgica Gerdau SA (PN)	4,773,300	9,093,870
		12,235,618
Korea (South) - 0.4%
Hyundai Motor Co. Ltd. Series 2	70,251	9,325,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,561,456
TOTAL PREFERRED STOCKS (Cost $23,440,931)		31,551,382

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.1%
Brazil - 0.1%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	2,066,600	1,953,143
Nonconvertible Bonds - 0.0%
China - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	601,592	601,592
TOTAL CORPORATE BONDS (Cost $2,668,192)		2,554,735

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.32% 7/18/24 (Cost $259,355)	260,000	259,354

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (g)	27,936,698	27,942,285
Fidelity Securities Lending Cash Central Fund 5.38% (g)(h)	4,726,058	4,726,531
TOTAL MONEY MARKET FUNDS (Cost $32,668,432)		32,668,816

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,945,298,254)	2,430,688,274
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,498,705)
NET ASSETS - 100.0%	2,428,189,569

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,091,592 or 4.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,844,673 or 0.5% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	601,592

ByteDance Ltd. Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	2,066,600

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915

Gupshup, Inc.	6/08/21	1,027,791

Jumo World Holding Ltd.	9/06/23	161,297

Meesho Series E1	4/18/24	141,120

Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	22,507,677	421,314,047	415,879,524	1,219,864	85	-	27,942,285	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	10,701,650	196,521,011	202,496,130	145,230	-	-	4,726,531	0.0%
Total	33,209,327	617,835,058	618,375,654	1,365,094	85	-	32,668,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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